BNY Mellon Dynamic Value Fund
STATEMENT OF INVESTMENTS
May 31, 2025 (Unaudited)

Description	Shares	Value ($)
Common Stocks — 99.3%
Automobiles & Components — .5%
General Motors Co.	858,586	42,594,452
Banks — 9.2%
Bank of America Corp.	6,413,724	283,037,640
First Horizon Corp.	6,195,484	123,166,222
JPMorgan Chase & Co.	1,311,964	346,358,495
		752,562,357
Capital Goods — 11.9%
3M Co. (a)	421,602	62,544,657
AMETEK, Inc.	547,332	97,830,122
Ferguson Enterprises, Inc.	399,070	72,766,424
GE Vernova, Inc.	173,800	82,203,924
Honeywell International, Inc.	544,876	123,507,043
Howmet Aerospace, Inc. (a)	606,116	102,973,047
Hubbell, Inc. (a)	429,546	167,342,531
Johnson Controls International PLC	826,305	83,762,538
L3Harris Technologies, Inc.	736,684	180,001,368
		972,931,654
Commercial & Professional Services — .8%
Veralto Corp.	639,047	64,562,918
Consumer Services — 3.7%
Las Vegas Sands Corp. (a)	3,002,416	123,579,443
Royal Caribbean Cruises Ltd.	682,583	175,403,353
		298,982,796
Energy — 7.6%
EQT Corp.	1,610,292	88,775,398
Exxon Mobil Corp.	1,777,257	181,813,391
Marathon Petroleum Corp. (a)	1,088,380	174,946,201
Phillips 66	1,517,493	172,205,106
		617,740,096
Equity Real Estate Investment Trusts — .8%
Weyerhaeuser Co. (b)	2,483,466	64,346,604
Financial Services — 13.1%
Berkshire Hathaway, Inc., Cl. B (c)	671,906	338,613,748
Capital One Financial Corp. (a)	911,305	172,373,341
CME Group, Inc.	328,514	94,940,546
Intercontinental Exchange, Inc.	527,689	94,878,482
The Charles Schwab Corp.	1,222,704	108,013,671
The Goldman Sachs Group, Inc.	301,650	181,125,742
Voya Financial, Inc.	1,205,805	80,210,149
		1,070,155,679
Food, Beverage & Tobacco — 1.9%
Philip Morris International, Inc.	875,629	158,129,841
Health Care Equipment & Services — 9.0%
Alcon AG (a)	1,797,405	154,468,986
Baxter International, Inc.	2,697,083	82,261,032
Edwards Lifesciences Corp. (c)	944,091	73,846,798
Labcorp Holdings, Inc.	352,924	87,867,488

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 99.3% (continued)
Health Care Equipment & Services — 9.0% (continued)
Medtronic PLC	2,312,889	191,923,529
UnitedHealth Group, Inc.	486,597	146,908,500
		737,276,333
Household & Personal Products — 1.2%
Kenvue, Inc.	3,946,868	94,211,739
Insurance — 8.6%
American International Group, Inc.	1,681,570	142,328,085
Aon PLC, Cl. A	526,605	195,939,189
Assurant, Inc.	872,741	177,148,968
Globe Life, Inc.	359,351	43,794,106
MetLife, Inc.	949,507	74,612,260
RenaissanceRe Holdings Ltd.	262,292	65,420,871
		699,243,479
Materials — 6.9%
CRH PLC	1,667,126	151,975,206
Crown Holdings, Inc.	637,603	62,803,896
Freeport-McMoRan, Inc.	2,619,955	100,815,868
International Paper Co.	2,691,233	128,667,850
Newmont Corp.	2,266,671	119,498,895
		563,761,715
Media & Entertainment — 1.8%
The Walt Disney Company	1,295,932	146,492,153
Pharmaceuticals, Biotechnology & Life Sciences — 7.0%
BioNTech SE, ADR (c)	244,743	23,448,827
Bristol-Myers Squibb Co.	875,846	42,285,845
Danaher Corp.	1,002,659	190,404,944
Gilead Sciences, Inc.	441,606	48,611,988
Johnson & Johnson	1,708,489	265,174,578
		569,926,182
Semiconductors & Semiconductor Equipment — 1.0%
Intel Corp.	1,429,027	27,937,478
Micron Technology, Inc.	571,163	53,952,057
		81,889,535
Software & Services — 3.9%
Akamai Technologies, Inc. (a),(c)	536,716	40,752,846
Check Point Software Technologies Ltd. (c)	268,936	61,554,072
Dolby Laboratories, Inc., Cl. A	1,317,236	97,817,945
International Business Machines Corp.	458,649	118,817,610
		318,942,473
Technology Hardware & Equipment — 3.9%
Cisco Systems, Inc.	3,825,977	241,189,590
TE Connectivity PLC	492,547	78,841,998
		320,031,588
Telecommunication Services — 2.7%
AT&T, Inc.	8,027,265	223,157,967
Transportation — 2.9%
CSX Corp.	3,204,840	101,240,895
Delta Air Lines, Inc.	1,379,920	66,774,329
FedEx Corp.	325,987	71,097,765
		239,112,989

Description	Shares	Value ($)
Common Stocks — 99.3% (continued)
Utilities — .9%
Constellation Energy Corp.	233,622	71,523,375
Total Common Stocks (cost $7,245,616,636)		8,107,575,925

	1-Day Yield (%)
Investment Companies — .5%
Registered Investment Companies — .5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(d) (cost $40,547,766)	4.42	40,547,766	40,547,766
Total Investments (cost $7,286,164,402)		99.8%	8,148,123,691
Cash and Receivables (Net)		.2%	13,390,479
Net Assets		100.0%	8,161,514,170

ADR—American Depositary Receipt

(a)
Security, or portion thereof, on loan. At May 31, 2025, the value of the fund’s securities on loan was $152,440,447 and the value of the collateral was
$156,143,306, consisting of U.S. Government & Agency securities. In addition, the value of collateral may include pending sales that are also on loan.

(b)	Investment in real estate investment trust within the United States.
(c)	Non-income producing security.
(d)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
See notes to statement of investments.

Statement of Investments
BNY Mellon Dynamic Value Fund

May 31, 2025 (Unaudited)
The following is a summary of the inputs used as of May 31, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	8,107,575,925	—	—	8,107,575,925
Investment Companies	40,547,766	—	—	40,547,766
	8,148,123,691	—	—	8,148,123,691

†	See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The securities on loan, if any, are also disclosed in the fund’s Statement of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.
At May 31, 2025, accumulated net unrealized appreciation on investments was $861,959,289, consisting of $1,109,994,529 gross unrealized appreciation and $248,035,240 gross unrealized depreciation.
At May 31, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.